Putnam Floating Rate Income Fund
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Putnam Floating Rate Income Fund Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Example
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Putnam Floating Rate Income Fund | Class A | USD ($)	327	542	776	1,445

Average annual total returns after sales charges (for periods ended 12/31/17)
Average Annual Total Returns - Putnam Floating Rate Income Fund - Class A	1 Year	5 Years	10 Years
Class A before taxes	0.95%	2.79%	3.28%
Class A | after taxes on distributions	(0.65%)	1.07%	1.53%
Class A | after taxes on distributions and sale of fund shares	0.52%	1.33%	1.76%